UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    November 5 , 2009


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $175,434 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      257     3478 SH       Sole                                       3478
Abbott Labs                    COM              002824100      330     6667 SH       Sole                                       6667
Apple Computer                 COM              037833100     1540     8306 SH       Sole                                       8306
Automatic Data Processing Inc  COM              053015103     5180   131819 SH       Sole                                     131819
Canon Inc. ADR                 COM              138006309     6359   159004 SH       Sole                                     159004
Cisco Systems                  COM              17275R102     3349   142259 SH       Sole                                     142259
Coca Cola Co Com               COM              191216100     6622   123307 SH       Sole                                     123307
Donaldson Inc                  COM              257651109     7450   215119 SH       Sole                                     215119
Dover Corp                     COM              260003108     5490   141642 SH       Sole                                     141642
Echelon                        COM              27874n105     1004    78035 SH       Sole                                      78035
Ecolab Inc                     COM              278865100     5335   115398 SH       Sole                                     115398
Emerson Electric Co            COM              291011104     5887   146873 SH       Sole                                     146873
Exxon Mobil Corp     Com       COM              30231g102     3012    43900 SH       Sole                                      43900
FedEx Corp                     COM              31428x106     4848    64446 SH       Sole                                      64446
Home Depot Inc                 COM              437076102     4864   182592 SH       Sole                                     182592
Illinois Tool Works            COM              452308109     6011   140740 SH       Sole                                     140740
Intel Corp                     COM              458140100     3045   155575 SH       Sole                                     155575
Johnson & Johnson              COM              478160104     6741   110714 SH       Sole                                     110714
Luminex Corp Com               COM              55027E102      914    53753 SH       Sole                                      53753
Microsoft Corp                 COM              594918104     4434   172376 SH       Sole                                     172376
Molex Inc.                     COM              608554101     5226   250267 SH       Sole                                     250267
National Instr Corp            COM              636518102     2956   106980 SH       Sole                                     106980
Nokia                          COM              654902204     2251   153961 SH       Sole                                     153961
Nordson Corp                   COM              655663102     7242   129122 SH       Sole                                     129122
Novartis ADR                   COM              66987V109     5438   107934 SH       Sole                                     107934
Paccar                         COM              693718108     2192    58120 SH       Sole                                      58120
PepsiCo Inc                    COM              713448108     4931    84065 SH       Sole                                      84065
Permian Basin Rty Tr Unit Ben  COM              714236106      426    33333 SH       Sole                                      33333
Procter & Gamble               COM              742718109     8127   140318 SH       Sole                                     140318
Sabine Royalty Trust UBI       COM              785688102     2771    68666 SH       Sole                                      68666
San Juan Basin Royalty Trust   COM              798241105    14735   815910 SH       Sole                                     815910
Schlumberger Ltd               COM              806857108     6538   109690 SH       Sole                                     109690
Sigma Aldrich                  COM              826552101     7927   146842 SH       Sole                                     146842
Sysco Corp                     COM              871829107     4755   191343 SH       Sole                                     191343
Telefonica de Espana           COM              879382208     1127    13593 SH       Sole                                      13593
United Parcel Svc Cl B         COM              911312106     4588    81240 SH       Sole                                      81240
W.W. Grainger                  COM              384802104     6962    77904 SH       Sole                                      77904
Wal-Mart Stores                COM              931142103     4575    93199 SH       Sole                                      93199
REPORT SUMMARY		       38 DATA RECORDS		     175434         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

